Other Expense, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Expense, Net Disclosure
Interest Income	$ 25.2	$ 26.8	$ 12.4
Interest Expense	(241.6)	(175.3)	(84.7)
Other Items, Net	3.7	30.5	(28.1)
Other Expense, Net	(212.7)	(118.0)	(100.4)
Gain on sale of investment accounted for under cost method		18.0
Fees Associated with Short-term Financing Commitments		10.0	8.0
Losses on Extinguishment of Debt			17.0
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Currency Exchange Contracts		$ 28.0